CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 01, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
American Depositary Shares ("ADSs") to ordinary shares ("Shares") ratio	0.1429			0.0286
Tax effect of other comprehensive income (loss)	$ 0	$ 0	$ 0